Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	Jul. 31, 2022		Apr. 30, 2022	Oct. 31, 2021
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost	$ 21,117		$ 16,107	$ 18,133
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	9,333		10,437	12,310
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	10,545		4,536	4,712
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	1,149		1,013	970
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	90		121	141
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	21,548	[1]	16,699	18,157
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	9,572	[1]	10,713	12,372
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	10,748	[1]	4,863	4,687
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	1,148	[1]	1,013	960
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	$ 80	[1]	$ 110	$ 138

[1]	Balances are net of allowances, which are $1.